Share Creations and Redemptions (Detail Textual)	12 Months Ended
Dec. 31, 2012
Share Creations and Redemptions [Abstract]
Number of shares purchased from fund by authorized participants in specified quantity	50,000
Description Of Calculations Methodology Use In Nav At Time Of Purchase	The calculation of NAV is based on closing time of the NYSE Arca or the last to close of the exchanges on which the Index Commodities are traded, whichever is later, on the date that a valid order to create a Basket is accepted by the Fund.
Description Of Calculations Methodology Use In Nav At Time Of Redemption	The cash redemption amount is equal to the net asset value of the number of Basket(s) requested in the Authorized Participant's redemption order as of the closing time of the NYSE Arca or the last to close of the exchanges on which the Index Commodities are traded, whichever is later, on the redemption order date.